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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2011 through December 31, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.





                       Pioneer Cash
                       Reserves Fund
--------------------------------------------------------------------------------
                       Annual Report | December 31, 2011
--------------------------------------------------------------------------------

                       Ticker Symbols:
                       Class A   PMTXX
                       Class B   PBTXX
                       Class C   PSVXX
                       Class R   PCHXX
                       Class Y   PRYXX




                       [LOGO] PIONEER
                              Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents


Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             7
Performance Update                                            8
Comparing Ongoing Fund Expenses                              10
Schedule of Investments                                      12
Financial Statements                                         16
Notes to Financial Statements                                25
Report of Independent Registered Public Accounting Firm      31
Approval of Investment Advisory Agreement                    33
Trustees, Officers and Service Providers                     37


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/11     1

President's Letter

Dear Shareowner,

Last year was difficult for investors, although bond investors experienced a much smoother ride than equity investors. The year was characterized by higher-than-usual volatility in the equity markets triggered by a series of major events, including the nuclear disaster in Japan, the European financial crisis, and political gridlock in Washington D.C. The Standard & Poor's 500 Index dropped 21% from its May high to its October low, only to finish the year virtually flat. The Barclays Capital Aggregate Bond Index, by contrast, was up 7.8% for the year.

As we ended 2011, some positive trends were developing in the U.S. economy. Consumption, the most important driver of economic growth, rose 2.3% in the fourth quarter, up nicely from 0.7% in the second and third quarters. Year-over-year retail sales grew 4% over the last six months of 2011, and auto sales reached their highest level of the year. There were improvements in broad economic data, including employment and rising consumer confidence. Initial jobless claims trended in the right direction, with the final weekly report of 2011 falling to a three-and-a-half year low.

While we expect moderate economic growth in the U.S. in 2012, there are still reasons for investors to remain cautious. The central issue remains Europe, which faces weak or possibly declining economic growth. The greatest risk to our outlook for 2012 is the possible contagion effects of the European sovereign-debt and banking crises. The European Union must find a comprehensive solution that includes ensuring funding for troubled sovereigns, achieving workable fiscal and economic integration, and improving labor competitiveness in southern Europe. Further setbacks in Europe could lead to further market volatility, while tangible progress could help the equity markets make up last year's lackluster results.

Pioneer's investment professionals focus on finding good opportunities to invest in both equity and bond markets using the same disciplined investment approach we have used since 1928. Our strategy is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities



2     Pioneer Cash Reserves Fund | Annual Report | 12/31/11
globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified* and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

*Diversification does not assure a profit or protect against loss in a declining market.

Sincerely,

/s/ Daniel K. Kingsbury



Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/11     3

Portfolio Management Discussion | 12/31/11

Money market interest rates remained at very low levels throughout 2011, providing very little opportunity to gain yield. At the same time, the U.S. Federal Reserve Board (the Fed) signaled that it was not likely to increase its key interest rate soon in the absence of evidence of any durable economic recovery. In the following discussion, Seth Roman reviews the factors that affected the performance of Pioneer Cash Reserves Fund during the 12 months ended December 31, 2011. Mr. Roman, vice president and portfolio manager at Pioneer, is responsible for the daily management of the Fund.

Q    How did the Fund perform during the 12 months ended December 31, 2011?

A Pioneer Cash Reserves Fund Class A shares returned 0.01% at net asset value during the 12 months ended December 31, 2011, while the average return of the 264 mutual funds in Lipper's Money Market Funds category was 0.02%. On December 31, 2011, the 30-day SEC yield of the Fund's Class A shares was 0.01%.

Q How would you describe the investment environment, and how did you manage the Fund in that environment during the 12 months ended December 31, 2011?

A Fed policy remained unchanged throughout the 2011 calendar year, keeping the key Federal funds rate at virtually zero, as it has been since December 2008. Fed policy makers clearly were more worried about a stubbornly high unemployment rate, which stood at 8.5% at the end of 2011, than they were about any imminent threat of inflation.

     To be sure, there were signs of strength in the U.S. economy as the calendar year ended and new reports appeared to show evidence of improvement, especially during the final six months of 2011. Nevertheless, the money market environment provided very few opportunities to pick up yield without increasing risk. We believed there were few reasons to take on more risk in the Fund, given the combination of tighter regulations from Washington and heightened market volatility arising from concerns about sovereign-debt problems in Europe and their effect on European bank debt. Meanwhile, last summer's debate in Washington over raising the Federal debt ceiling did little to engender confidence that the Federal government could make difficult decisions, while new worries surfaced late in the year that growth in China might be slowing, an event that could affect the global economy.


4     Pioneer Cash Reserves Fund | Annual Report | 12/31/11

     As a result of the many issues detailed here, we believed it made the most sense to remain as conservative as possible with regard to the Fund's investments, both in terms of credit risk and in terms of maturity. We focused principally on Treasury securities, U.S. government agency debt and high-quality municipals. While we might have been interested in high-quality commercial paper, we found little available at reasonable prices in the market, as many corporations were reducing debt and cutting back their short-term borrowing. We kept the Fund's sector allocation consistently positioned, with approximately 20% of the portfolio's net assets invested in U.S. Treasury securities, 25% in municipals, 10% to 15% in U.S. agency debt, 5% in certificates of deposit, and the remaining assets in overnight repurchase securities collateralized by U.S. Treasury securities. We kept the maturity of the Fund's investments very low. On December 31, 2011, the average maturity of the Fund's holdings was 14 days.

Q    What is your outlook?

A We think the U.S. economy should continue to strengthen, consistent with the improving trends we saw in the year-end indicators. However, concerns remain about the debt situation in Europe, which could have implications for the banking sector in general. Until we see signs of wider improvement, we think it continues to make sense for us to focus on U.S. government-related debt and high-grade municipals, which offer the greatest security in the market. We also don't expect any notable increase in money market yields in the foreseeable future, as the Fed has indicated it is not likely to raise the Federal funds rate, which sets overnight rates to banks, until 2014. Even if the market rates of short-term securities rise, the increases are not likely to be significant.

     Until we see a major change in the investment environment, we plan to continue to position the Fund's portfolio very conservatively, focusing on the safety of investors' principal and emphasizing only the very highest-quality securities with very short maturities.


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/11     5

Please refer to the Schedule of Investments on pages 12-15 for a full listing of Fund securities.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purposes.


6     Pioneer Cash Reserves Fund | Annual Report | 12/31/11

Portfolio Summary | 12/31/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Securities                             37.3%
Municipal Bonds                                        36.1%
Repurchase Agreements                                  22.9%
Certificates of Deposit                                 2.6%
U.S. Corporate Bonds                                    1.1%


10 Largest Holdings
--------------------------------------------------------------------------------

    1.    Federal Home Loan Banks, Floating Rate Note, 1/24/12                                              8.21%
-----------------------------------------------------------------------------------------------------------------
    2.    U.S. Treasury Notes, 4.75%, 1/31/12                                                               7.49
-----------------------------------------------------------------------------------------------------------------
    3.    U.S. Treasury Notes, 0.875%, 1/31/12                                                              7.46
-----------------------------------------------------------------------------------------------------------------
    4.    U.S. Treasury Notes, 1.125%, 1/15/12                                                              7.46
-----------------------------------------------------------------------------------------------------------------
    5.    U.S. Treasury Bills, 0.0%, 3/8/12                                                                 7.46
-----------------------------------------------------------------------------------------------------------------
    6.    Mississippi Business Finance Corp., 0.21%, 12/1/30                                                5.22
-----------------------------------------------------------------------------------------------------------------
    7.    Connecticut State Health & Education, Floating Rate Note, 7/1/33                                  4.77
-----------------------------------------------------------------------------------------------------------------
    8.    Loudoun County Virginia Industrial Development Authority, Floating Rate Note, 2/15/38             4.04
-----------------------------------------------------------------------------------------------------------------
    9.    Harris County Texas Health, Floating Rate Note, 12/1/41                                           3.88
-----------------------------------------------------------------------------------------------------------------
   10.    Maryland State Health & Higher Education Facilities Authority Revenue, Floating Rate Note,
          7/1/36                                                                                            3.36
-----------------------------------------------------------------------------------------------------------------

The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/11     7

Performance Update | 12/31/11

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class           12/31/11           12/31/10
--------------------------------------------------------------------------------
       A              $1.00              $1.00
--------------------------------------------------------------------------------
       B              $1.00              $1.00
--------------------------------------------------------------------------------
       C              $1.00              $1.00
--------------------------------------------------------------------------------
       R              $1.00              $1.00
--------------------------------------------------------------------------------
       Y              $1.00              $1.00
--------------------------------------------------------------------------------

Distributions per Share: 1/1/11-12/31/11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A              $0.0001              $--               $--
--------------------------------------------------------------------------------
       B              $0.0001              $--               $--
--------------------------------------------------------------------------------
       C              $0.0001              $--               $--
--------------------------------------------------------------------------------
       R              $0.0001              $--               $--
--------------------------------------------------------------------------------
       Y              $0.0001              $--               $--
--------------------------------------------------------------------------------

Yields*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class         7-Day Annualized         7-Day Effective**
--------------------------------------------------------------------------------
       A                0.01%                    0.01%
--------------------------------------------------------------------------------
       B                0.01%                    0.01%
--------------------------------------------------------------------------------
       C                0.01%                    0.01%
--------------------------------------------------------------------------------
       R                0.01%                    0.01%
--------------------------------------------------------------------------------
       Y                0.01%                    0.01%
--------------------------------------------------------------------------------

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B shares (maximum 4%) and Class C shares (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.


** Assumes daily compounding of dividends.

8     Pioneer Cash Reserves Fund | Annual Report | 12/31/11

Expense Ratio (Per prospectus dated May 1, 2011, as revised May 20, 2011)
--------------------------------------------------------------------------------

-----------------------------------------------
      Class            Gross            Net
-----------------------------------------------
       A               0.85%            0.85%
-----------------------------------------------
       B               1.92%            1.92%
-----------------------------------------------
       C               1.68%            1.68%
-----------------------------------------------
       R               1.37%            1.37%
-----------------------------------------------
       Y               0.51%            0.51%
-----------------------------------------------

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/11     9

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from July 1, 2011 through December 31, 2011.

--------------------------------------------------------------------------------------------------------
 Share Class                   A                B                C                R                Y
--------------------------------------------------------------------------------------------------------
 Beginning Account        $1,000.00        $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 7/1/11
--------------------------------------------------------------------------------------------------------
 Ending Account           $1,000.10        $1,000.10        $1,000.10        $1,000.10        $1,000.10
 Value on 12/31/11
--------------------------------------------------------------------------------------------------------
 Expenses Paid            $    0.55        $    0.55        $    0.50        $    0.50        $    0.50
 During Period*
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.11%, 0.11%, 0.10%, 0.10% and 0.10% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


10     Pioneer Cash Reserves Fund | Annual Report | 12/31/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2011 through December 31, 2011.

--------------------------------------------------------------------------------------------------------
 Share Class                   A                B                C                R                Y
--------------------------------------------------------------------------------------------------------
 Beginning Account         $1,000.00        $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 7/1/11
--------------------------------------------------------------------------------------------------------
 Ending Account            $1,024.65        $1,024.65        $1,024.70        $1,024.70        $1,024.70
 Value on 12/31/11
--------------------------------------------------------------------------------------------------------
 Expenses Paid             $    0.56        $    0.56        $    0.51        $    0.51        $    0.51
 During Period*
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.11%, 0.11%, 0.10%, 0.10% and 0.10% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/11     11

Schedule of Investments | 12/31/11


-------------------------------------------------------------------------------------------------
             Floating      S&P/Moody's
Principal    Rate (b)      Ratings
Amount ($)   (unaudited)   (unaudited)                                                Value
-------------------------------------------------------------------------------------------------
                                          CORPORATE BONDS -- 1.0%
                                          BANKS -- 1.0%
                                          Diversified Banks -- 1.0%
 5,000,000                       NR/Aaa   Rabobank Nederland NV, 0.51%, 6/15/12      $  5,000,031
                                                                                     ------------
                                          Total Banks                                $  5,000,031
-------------------------------------------------------------------------------------------------
                                          TOTAL CORPORATE BONDS
                                          (Cost $5,000,031)                          $  5,000,031
-------------------------------------------------------------------------------------------------
                                          U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.4%
 2,000,000                      AA+/Aaa   Federal Home Loan Banks, 0.12%, 7/18/12    $  2,000,000
 4,750,000                      AA+/Aaa   Federal Home Loan Banks, 0.125%, 7/2/12       4,749,155
 3,100,000                      AA+/Aaa   Federal Home Loan Banks, 0.205%, 7/24/12      3,100,972
 4,550,000                      AA+/Aaa   Federal Home Loan Banks, 0.25%, 5/2/13        4,548,736
 3,500,000                      AA+/AAA   Federal Home Loan Banks, 0.26%, 1/24/12       3,500,000
 5,360,000                      AA+/Aaa   Federal Home Loan Banks, 0.26%, 3/13/13       5,362,579
 1,900,000                      AA+/Aaa   Federal Home Loan Banks, 0.33%, 2/28/12       1,900,091
27,530,000   0.17               AA+/AAA   Federal Home Loan Banks, Floating Rate
                                          Note, 1/24/12                                27,531,269
 4,700,000                      AA+/Aaa   Federal National Mortgage Association,
                                          0.27%, 11/23/12                               4,705,333
 4,700,000                      AA+/Aaa   Federal National Mortgage Association,
                                          0.31%, 9/13/12                                4,704,991
25,000,000                      AA+/Aaa   U.S. Treasury Bills, 0.0%, 3/8/12            24,999,907
25,000,000                        NR/NR   U.S. Treasury Notes, 0.875%, 1/31/12         25,017,372
25,000,000                      AA+/Aaa   U.S. Treasury Notes, 1.125%, 1/15/12         25,010,444
25,000,000                      AA+/Aaa   U.S. Treasury Notes, 4.75%, 1/31/12          25,096,214
                                                                                     ------------
                                                                                     $162,227,063
-------------------------------------------------------------------------------------------------
                                          TOTAL U.S. GOVERNMENT
                                          AGENCY OBLIGATIONS
                                          (Cost $162,227,063)                        $162,227,063
-------------------------------------------------------------------------------------------------
                                          MUNICIPAL BONDS -- 33.3%
                                          Municipal Government -- 0.3%
 1,485,000   0.12                AA+/NR   Washington State Putters, Floating Rate
                                          Note, 7/1/13                               $  1,485,000
-------------------------------------------------------------------------------------------------
                                          Municipal Development -- 4.7%
 4,650,000   0.04                AA/Aa1   Mississippi Business Finance Corp.,
                                          Floating Rate Note, 12/1/30                $  4,650,000
17,500,000                       NR/Aa1   Mississippi Business Finance Corp.,
                                          0.21%, 12/1/30                               17,500,000
                                                                                     ------------
                                                                                     $ 22,150,000
-------------------------------------------------------------------------------------------------
                                          Municipal Education -- 0.2%
 1,000,000   0.13                AA-/NR   Illinois Financial Authority Revenue,
                                          Floating Rate Note, 9/1/41                 $  1,000,000
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
12     Pioneer Cash Reserves Fund | Annual Report | 12/31/11

--------------------------------------------------------------------------------------------------------
             Floating      S&P/Moody's
Principal    Rate (b)      Ratings
Amount ($)   (unaudited)   (unaudited)                                                       Value
--------------------------------------------------------------------------------------------------------
                                           Municipal Higher Education -- 11.6%
 2,000,000                      AAA/Aaa    Connecticut State Health & Education,
                                           0.18%, 7/1/36                                    $  2,000,000
16,000,000   0.02               AAA/Aaa    Connecticut State Health & Education,
                                           Floating Rate Note, 7/1/33                         16,000,000
11,265,000   0.05                AA/Aa2    Maryland State Health & Higher Education
                                           Facilities Authority Revenue, Floating Rate
                                           Note, 7/1/36                                       11,265,000
10,600,000   0.02               AAA/Aaa    Massachusetts State Health & Education,
                                           Floating Rate Note, 11/1/49                        10,600,000
10,815,000   0.05               AAA/Aaa    University of Texas, Floating Rate Note,
                                           7/1/38                                             10,815,000
 4,000,000   0.05               AAA/Aa1    Wisconsin State Health & Education Facilities
                                           Revenue, Floating Rate Note, 12/1/33                4,000,000
                                                                                            ------------
                                                                                            $ 54,680,000
--------------------------------------------------------------------------------------------------------
                                           Municipal Medical -- 13.9%
 5,865,000   0.06               AAA/Aa1    Connecticut State Health & Educational
                                           Facility Authority, Floating Rate Note, 7/1/25   $  5,865,000
13,000,000   0.04                AA/Aaa    Harris County Texas Health, Floating Rate
                                           Note, 12/1/41                                      13,000,000
 2,000,000   0.04                AA/Aaa    Harris County Texas Health, Floating Rate
                                           Note, 12/1/41                                       2,000,000
 7,090,000   0.19               AAA/Aaa    Loudoun County Virginia Industrial
                                           Development Authority, Floating Rate Note,
                                           2/15/38                                             7,090,000
13,560,000   0.04               AAA/Aaa    Loudoun County Virginia Industrial
                                           Development Authority, Floating Rate Note,
                                           2/15/38                                            13,560,000
 5,765,000   0.07                NR/Aa2    North Carolina Medical Care Commission,
                                           Floating Rate, 6/1/15                               5,765,000
 9,100,000   0.05                AAA/NR    Oregon State Facilities Authority Revenue,
                                           Floating Rate Note, 8/1/34                          9,100,000
 9,160,000   0.04               AA+/Aa2    University of Michigan, Floating Rate Note,
                                           12/1/37                                             9,160,000
                                                                                            ------------
                                                                                            $ 65,540,000
--------------------------------------------------------------------------------------------------------
                                           Municipal Utilities -- 1.4%
 6,465,000   0.06                AA/Aa2    Gainsville Florida Utilities, Floating Rate
                                           Note, 10/1/38                                    $  6,465,000
--------------------------------------------------------------------------------------------------------
                                           Municipal Water -- 1.2%
 5,600,000   0.06               AA-/Aa2    Boston Massachusetts Water & Sewer
                                           Commission Revenue, Floating Rate Note,
                                           11/1/24                                          $  5,600,000
--------------------------------------------------------------------------------------------------------
                                           TOTAL MUNICIPAL BONDS
                                           (Cost $156,920,000)                              $156,920,000
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
                    Pioneer Cash Reserves Fund | Annual Report | 12/31/11     13

--------------------------------------------------------------------------------------------------------
             Floating      S&P/Moody's
Principal    Rate (b)      Ratings
Amount ($)   (unaudited)   (unaudited)                                                     Value
--------------------------------------------------------------------------------------------------------
                                           TEMPORARY CASH INVESTMENTS -- 23.5%
                                           Certificates of Deposit -- 2.4%
 4,580,000                       AA-/NR    Bank of Nova Scotia/Houston, 0.55219%,
                                           3/12/12                                        $  4,582,798
 4,800,000                      AA-/Aa1    Royal Bank of Canada, 0.47%, 9/10/12              4,798,336
 1,750,000                      AA-/Aaa    Toronto-Dominion Bank New York, 0.42583%,
                                           10/19/12                                          1,750,000
                                                                                          ------------
                                                                                          $ 11,131,134
------------------------------------------------------------------------------------------------------
                                           Repurchase Agreements -- 21.1%
28,305,000                       NR/Aaa    Deutsche Bank, 0.01%, dated 12/30/11,
                                           repurchase price of $28,305,000 plus
                                           accrued interest on 1/3/12 collateralized
                                           by the following:
                                           $14,775,140 U.S. Treasury Strip, 0.0%,
                                           11/15/14 - 11/15/40
                                           $14,183,269 U.S. Treasury Bond,
                                           3.125 - 9.0%, 11/15/18 - 11/15/41              $ 28,305,000
21,440,000                       NR/Aaa    JPMorgan, Inc., 0.03%, dated 12/30/11,
                                           repurchase price of $21,440,000 plus
                                           accrued interest on 1/3/12 collateralized by
                                           $21,894,003 Federal National Mortgage
                                           Association (ARM), 1.356 - 6.409%,
                                           10/1/18 - 11/1/41                                21,440,000
23,505,000                       NR/Aaa    RBC Capital Markets Corp., 0.02%, dated
                                           12/30/11, repurchase price of $23,505,000
                                           plus accrued interest on 1/3/12
                                           collateralized by the following:
                                           $10,131,063 Federal Home Loan
                                           Mortgage Corp., 3.981%, 7/1/40
                                           $13,844,037 Federal National Mortgage
                                           Association (ARM), 3.754%, 12/1/39               23,505,000
26,555,000                       NR/Aaa    TD Securities, Inc., 0.01%, dated 12/30/11,
                                           repurchase price of $26,555,000 plus
                                           accrued interest on 1/3/12 collateralized by
                                           $27,086,238 U.S. Treasury Bond, 2.125%,
                                           2/15/41                                          26,555,000
                                                                                          ------------
                                                                                          $ 99,805,000
------------------------------------------------------------------------------------------------------
                                           TOTAL TEMPORARY CASH INVESTMENTS
                                           (Cost $110,936,134)                            $110,936,134
------------------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENT IN SECURITIES -- 92.2%
                                           (Cost $435,083,228)(a)                         $435,083,228
------------------------------------------------------------------------------------------------------
                                           OTHER ASSETS AND LIABILITIES -- 7.8%           $ 36,630,550
------------------------------------------------------------------------------------------------------
                                           TOTAL NET ASSETS -- 100.0%                     $471,713,778
======================================================================================================

NR   Not rated by either S&P or Moody's.

The accompanying notes are an integral part of these financial statements.
14     Pioneer Cash Reserves Fund | Annual Report | 12/31/11

(a) At December 31, 2011, cost for federal income tax purposes was $435,083,228.


(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.


Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2011 aggregated $9,355,101,060 and $9,401,833,173, respectively.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


   Level 1 -- quoted prices in active markets for identical securities


   Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)


   Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level
3. See Notes to Financial Statements -- Note 1A.


The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund's assets:



--------------------------------------------------------------------------------------------------
                                          Level 1       Level 2           Level 3       Total
--------------------------------------------------------------------------------------------------
 Corporate Bonds                            $--       $  5,000,031          $--       $  5,000,031
 U.S. Government Agency Obligations          --        162,227,063           --        162,227,063
 Municipal Bonds                             --        156,920,000           --        156,920,000
 Certificates of Deposit                     --         11,131,134           --         11,131,134
 Repurchase Agreements                       --         99,805,000           --         99,805,000
--------------------------------------------------------------------------------------------------
    Total                                   $--       $435,083,228          $--       $435,083,228
==================================================================================================


The accompanying notes are an integral part of these financial statements.
                    Pioneer Cash Reserves Fund | Annual Report | 12/31/11     15

Statement of Assets and Liabilities | 12/31/11


ASSETS:
  Investment in securities (cost $335,278,228)            $335,278,228
  Repurchase agreements (cost $99,805,000)                  99,805,000
----------------------------------------------------------------------
  Total investment in securities (cost $435,083,228)      $435,083,228
  Cash                                                      37,674,302
  Receivables --
   Fund shares sold                                          1,705,673
   Interest                                                    757,024
   Due from Pioneer Investment Management, Inc.                222,281
  Other                                                        100,192
----------------------------------------------------------------------
     Total assets                                         $475,542,700
----------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                        $  2,362,055
   Fund shares repurchased                                   1,246,403
   Dividends                                                     5,915
  Due to affiliates                                            113,874
  Accrued expenses                                             100,675
----------------------------------------------------------------------
     Total liabilities                                    $  3,828,922
----------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                         $471,906,644
  Distributions in excess of net investment income              (5,915)
  Accumulated net realized loss on investments                (186,951)
----------------------------------------------------------------------
     Total net assets                                     $471,713,778
======================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $296,783,275/296,960,407 shares)      $       1.00
  Class B (based on $16,394,817/16,376,026 shares)        $       1.00
  Class C (based on $41,413,500/41,425,033 shares)        $       1.00
  Class R (based on $10,791,487/10,794,968 shares)        $       1.00
  Class Y (based on $106,330,699/106,350,477 shares)      $       1.00
======================================================================



The accompanying notes are an integral part of these financial statements.
16     Pioneer Cash Reserves Fund | Annual Report | 12/31/11

Statement of Operations

For the Year Ended 12/31/11



INVESTMENT INCOME:
  Interest                                                  $  684,043
--------------------------------------------------------------------------------------
     Total investment income                                                $  684,043
--------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $2,325,534
  Transfer agent fees and expenses
   Class A                                                     736,273
   Class B                                                      77,599
   Class C                                                      76,042
   Class R                                                      11,354
   Class Y                                                         637
  Distribution fees
   Class A                                                     624,317
   Class B                                                     201,180
   Class C                                                     528,952
   Class R                                                      48,250
  Shareholder communications expense                           272,395
  Administrative reimbursement                                 169,672
  Custodian fees                                                33,487
  Registration fees                                            143,957
  Professional fees                                             66,825
  Printing expense                                              24,313
  Fees and expenses of nonaffiliated Trustees                   18,959
  Miscellaneous                                                 31,036
--------------------------------------------------------------------------------------
     Total expenses                                                         $5,390,782
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                          (4,765,557)
--------------------------------------------------------------------------------------
     Net expenses                                                           $  625,225
--------------------------------------------------------------------------------------
       Net investment income                                                $   58,818
--------------------------------------------------------------------------------------
REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $   16,185
--------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                      $   75,003
======================================================================================



The accompanying notes are an integral part of these financial statements.
                    Pioneer Cash Reserves Fund | Annual Report | 12/31/11     17

Statement of Changes in Net Assets


------------------------------------------------------------------------------------------------
                                                             Year Ended           Year Ended
                                                             12/31/11             12/31/10
------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                        $       58,818       $      264,777
Net realized gain on investments                                     16,185               44,458
------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations      $       75,003       $      309,235
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.0001 and $0.0002 per share, respectively)     $      (41,790)      $      (88,743)
   Class B ($0.0001 and $0.0002 per share, respectively)             (2,008)              (4,766)
   Class C ($0.0001 and $0.0002 per share, respectively)             (5,310)              (9,047)
   Class R ($0.0001 and $0.0002 per share, respectively)               (951)              (1,096)
   Class Y ($0.0001 and $0.0002 per share, respectively)             (8,264)              (9,945)
------------------------------------------------------------------------------------------------
     Total distributions to shareowners                      $      (58,323)      $     (113,597)
------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                 $1,040,742,555       $  842,011,151
Reinvestment of distributions                                        43,915              104,230
Cost of shares repurchased                                   (1,150,099,934)      (1,129,122,437)
------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                      $ (109,313,464)      $ (287,007,056)
------------------------------------------------------------------------------------------------
   Net decrease in net assets                                $ (109,296,784)      $ (286,811,418)
NET ASSETS:
Beginning of year                                               581,010,562          867,821,980
------------------------------------------------------------------------------------------------
End of year                                                  $  471,713,778       $  581,010,562
------------------------------------------------------------------------------------------------
Distributions in excess of net investment income             $       (5,915)      $       (7,062)
------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.
18     Pioneer Cash Reserves Fund | Annual Report | 12/31/11

---------------------------------------------------------------------------------------------------
                                   '11 Shares      '11 Amount         '10 Shares      '10 Amount
---------------------------------------------------------------------------------------------------
Class A
Shares sold                         685,132,131    $ 685,034,227       552,128,179    $ 552,306,110
Reinvestment of distributions            35,215           35,165            88,743           88,743
Less shares repurchased            (843,083,384)    (843,083,386)     (631,151,257)    (631,151,258)
---------------------------------------------------------------------------------------------------
   Net decrease                    (157,916,038)   $(158,013,994)      (78,934,335)   $ (78,756,405)
===================================================================================================
Class B
Shares sold or exchanged             19,271,644    $  19,266,085        24,245,571    $  24,245,553
Reinvestment of distributions             1,666            1,665             4,766            4,766
Less shares repurchased             (24,063,698)     (24,063,701)      (40,587,874)     (40,587,878)
---------------------------------------------------------------------------------------------------
   Net decrease                      (4,790,388)   $  (4,795,951)      (16,337,537)   $ (16,337,559)
===================================================================================================
Class C
Shares sold                          90,681,303    $  90,667,821       130,578,372    $ 130,578,372
Reinvestment of distributions             4,712            4,711             9,047            9,047
Less shares repurchased             (88,457,756)     (88,457,757)     (140,796,477)    (140,796,478)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)            2,228,259    $   2,214,775       (10,209,058)   $ (10,209,059)
===================================================================================================
Class R
Shares sold                          46,837,270    $  46,833,905        40,597,723    $  40,597,722
Reinvestment of distributions               893              893             1,037            1,037
Less shares repurchased             (42,311,814)     (42,311,814)      (37,428,880)     (37,428,880)
---------------------------------------------------------------------------------------------------
   Net increase                       4,526,349    $   4,522,984         3,169,880    $   3,169,879
===================================================================================================
Class Y
Shares sold                         198,975,102    $ 198,940,517        94,283,394    $  94,283,394
Reinvestment of distributions             1,480            1,481               637              637
Less shares repurchased            (152,183,276)    (152,183,276)     (279,157,943)    (279,157,943)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)           46,793,306    $  46,758,722      (184,873,912)   $(184,873,912)
===================================================================================================


The accompanying notes are an integral part of these financial statements.
                    Pioneer Cash Reserves Fund | Annual Report | 12/31/11     19

Financial Highlights

----------------------------------------------------------------------------------------------------------
                                                                             Year Ended         Year Ended
                                                                             12/31/11           12/31/10
----------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                         $  1.00            $   1.00
----------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                       $  0.000(a)        $  0.000(a)
----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                       $ (0.000)(a)       $ (0.000)(a)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $   1.00           $   1.00
==========================================================================================================
Total return*                                                                    0.01%              0.02%
Ratio of net expenses to average net assets+                                     0.11%              0.23%
Ratio of net investment income to average net assets+                            0.01%              0.04%
Net assets, end of period (in thousands)                                     $296,783           $454,784
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.85%              0.85%
 Net investment income (loss)                                                   (0.73)%            (0.58)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.11%              0.23%
 Net investment income                                                           0.01%              0.04%
==========================================================================================================


------------------------------------------------------------------------------------------------------------------
                                                                          Year Ended     Year Ended     Year Ended
                                                                          12/31/09       12/31/08       12/31/07
------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                      $     1.00     $   1.00       $   1.00
------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                    $    0.002     $  0.024       $  0.046
------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                    $   (0.002)    $ (0.024)      $ (0.046)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $     1.00     $   1.00       $   1.00
==================================================================================================================
Total return*                                                                   0.16%        2.46%          4.72%
Ratio of net expenses to average net assets+                                    0.60%        0.73%          0.71%
Ratio of net investment income to average net assets+                           0.15%        2.46%          4.61%
Net assets, end of period (in thousands)                                  $  533,382     $667,293       $739,517
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                   0.79%        0.73%          0.71%
 Net investment income (loss)                                                  (0.04)%       2.46%          4.61%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   0.60%        0.73%          0.70%
 Net investment income                                                          0.15%        2.46%          4.61%
==================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.
(a) Amount rounds to less than $0.001 or $(0.001) per share.

The accompanying notes are an integral part of these financial statements.

20    Pioneer Cash Reserves Fund | Annual Report | 12/31/11

---------------------------------------------------------------------------------------------------------
                                                                             Year Ended       Year Ended
                                                                             12/31/11         12/31/10
---------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                         $  1.00          $  1.00
---------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                       $ 0.000(a)       $ 0.000(a)
---------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                       $(0.000)(a)      $(0.000)(a)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $  1.00          $  1.00
=========================================================================================================
Total return*                                                                   0.01%            0.02%
Ratio of net expenses to average net assets+                                    0.11%            0.23%
Ratio of net investment income (loss) to average net assets+                    0.01%            0.04%
Net assets, end of period (in thousands)                                     $16,395          $21,190
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                   1.91%            1.92%
 Net investment income (loss)                                                  (1.79)%          (1.65)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   0.11%            0.23%
 Net investment income (loss)                                                   0.01%            0.04%
=========================================================================================================


-----------------------------------------------------------------------------------------------------------------------
                                                                             Year Ended      Year Ended     Year Ended
                                                                             12/31/09        12/31/08       12/31/07
-----------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                         $  1.00         $  1.00        $  1.00
-----------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                       $ 0.000(a)      $ 0.015        $ 0.035
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                       $(0.000)(a)     $(0.015)       $(0.035)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $  1.00         $  1.00        $  1.00
=======================================================================================================================
Total return*                                                                   0.02%           1.54%          3.55%
Ratio of net expenses to average net assets+                                    0.80%           1.74%          1.84%
Ratio of net investment income (loss) to average net assets+                   (0.01)%          1.37%          3.48%
Net assets, end of period (in thousands)                                     $37,518         $59,390        $41,539
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                   1.88%           1.74%          1.84%
 Net investment income (loss)                                                  (1.09)%          1.37%          3.48%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   0.80%           1.74%          1.82%
 Net investment income (loss)                                                  (0.01)%          1.37%          3.50%
=======================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.
(a) Amount rounds to less than $0.001 or $(0.001) per share.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Annual Report | 12/31/11    21

-----------------------------------------------------------------------------------------------------------
                                                                             Year Ended         Year Ended
                                                                             12/31/11           12/31/10
-----------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                         $  1.00            $  1.00
-----------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                       $ 0.000(a)         $  0.001
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                       $(0.000)(a)        $(0.000)(a)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $  1.00            $  1.00
===========================================================================================================
Total return*                                                                   0.01%              0.02%
Ratio of net expenses to average net assets+                                    0.10%              0.23%
Ratio of net investment income (loss) to average net assets+                    0.01%              0.04%
Net assets, end of period (in thousands)                                     $41,414            $39,198
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                   1.68%              1.68%
 Net investment income (loss)                                                  (1.57)%            (1.41)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   0.10%              0.23%
 Net investment income (loss)                                                   0.01%              0.04%
===========================================================================================================


----------------------------------------------------------------------------------------------------------------------
                                                                             Year Ended      Year Ended   Year Ended
                                                                             12/31/09        12/31/08     12/31/07
----------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                         $  1.00         $  1.00      $  1.00
----------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                       $ 0.000(a)      $  0.016     $ 0.036
----------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                       $(0.000)(a)     $ (0.016)    $(0.036)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $  1.00         $  1.00      $  1.00
======================================================================================================================
Total return*                                                                   0.02%           1.57%        3.69%
Ratio of net expenses to average net assets+                                    0.80%           1.63%        1.68%
Ratio of net investment income (loss) to average net assets+                   (0.02)%          1.55%        3.64%
Net assets, end of period (in thousands)                                     $49,391         $62,303      $68,250
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                   1.77%           1.63%        1.68%
 Net investment income (loss)                                                  (0.99)%          1.55%        3.64%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   0.80%           1.63%        1.67%
 Net investment income (loss)                                                  (0.02)%          1.55%        3.65%
======================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.
(a) Amount rounds to less than $0.001 or $(0.001) per share.


The accompanying notes are an integral part of these financial statements.

22    Pioneer Cash Reserves Fund | Annual Report | 12/31/11

-----------------------------------------------------------------------------------------------------------
                                                                             Year Ended         Year Ended
                                                                             12/31/11           12/31/10
-----------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                         $  1.00            $  1.00
-----------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                       $ 0.000(a)         $ 0.001
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                       $(0.000)(a)        $(0.000)(a)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $  1.00            $  1.00
===========================================================================================================
Total return*                                                                   0.01%              0.02%
Ratio of net expenses to average net assets+                                    0.10%              0.24%
Ratio of net investment income (loss) to average net assets+                    0.01%              0.04%
Net assets, end of period (in thousands)                                     $10,791            $ 6,268
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                   1.30%              1.37%
 Net investment income (loss)                                                  (1.19)%            (1.09)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   0.10%              0.24%
 Net investment income (loss)                                                   0.01%              0.04%
===========================================================================================================


----------------------------------------------------------------------------------------------------------------------
                                                                             Year Ended      Year Ended   Year Ended
                                                                             12/31/09        12/31/08     12/31/07
----------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                         $  1.00         $  1.00      $  1.00
----------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                       $ 0.000(a)      $ 0.020      $ 0.039
----------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                       $(0.000)(a)     $(0.020)     $(0.039)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $  1.00         $  1.00      $  1.00
======================================================================================================================
Total return*                                                                   0.04%           2.04%        3.94%
Ratio of net expenses to average net assets+                                    0.70%           1.15%        1.42%
Ratio of net investment income (loss) to average net assets+                   (0.06)%          1.97%        3.90%
Net assets, end of period (in thousands)                                     $ 3,097         $ 1,843      $ 1,582
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                   1.43%           1.15%        1.42%
 Net investment income (loss)                                                  (0.79)%          1.97%        3.90%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   0.70%           1.15%        1.41%
 Net investment income (loss)                                                  (0.06)%          1.97%        3.90%
======================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+   Ratio with no reduction for fees paid indirectly.
(a) Amount rounds to less than $0.001 or $(0.001) per share.


The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Annual Report | 12/31/11    23

-----------------------------------------------------------------------------------------------------------
                                                                             Year Ended      Year Ended
                                                                             12/31/11        12/31/10
-----------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                         $   1.00        $  1.00
-----------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                       $  0.000(a)     $(0.000)(a)
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                       $ (0.000)(a)    $(0.000)(a)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $   1.00        $  1.00
===========================================================================================================
Total return*                                                                    0.01%          0.02%
Ratio of net expenses to average net assets+                                     0.10%          0.22%
Ratio of net investment income to average net assets+                            0.01%          0.02%
Net assets, end of period (in thousands)                                     $106,331        $59,570
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.53%          0.51%
 Net investment income                                                          (0.42)%        (0.27)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.10%          0.22%
 Net investment income                                                           0.01%          0.02%
===========================================================================================================


----------------------------------------------------------------------------------------------------------------------
                                                                             Year Ended     Year Ended     Year Ended
                                                                             12/31/09       12/31/08       12/31/07
----------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                         $   1.00        $   1.00     $  1.00
----------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                       $  0.003        $  0.027     $ 0.048
----------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                       $ (0.003)       $ (0.027)    $(0.048)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $   1.00        $   1.00     $  1.00
======================================================================================================================
Total return*                                                                    0.30%           2.70%       4.96%
Ratio of net expenses to average net assets+                                     0.44%           0.52%       0.47%
Ratio of net investment income to average net assets+                            0.29%           2.63%       4.85%
Net assets, end of period (in thousands)                                     $244,435        $175,151     $83,209
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                    0.53%           0.52%       0.47%
 Net investment income                                                           0.20%           2.63%       4.85%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                    0.44%           0.52%       0.46%
 Net investment income                                                           0.29%           2.63%       4.86%
======================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+   Ratio with no reduction for fees paid indirectly.
(a) Amount rounds to less than $0.001 or $(0.001) per share.


The accompanying notes are an integral part of these financial statements.

24    Pioneer Cash Reserves Fund | Annual Report | 12/31/11

Notes to Financial Statements | 12/31/11

1. Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund) is a series of Pioneer Money Market Trust, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Class Y shares were first publicly offered on September 23, 2005. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/11     25

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Money market mutual funds are valued at net asset value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the three prior fiscal years remain subject to examination by federal and state tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2011, the Fund had a net capital loss carryforward of $186,951 of which the following amounts will expire in 2015 and 2016, if not utilized: $174,433 in 2015 and $12,518 in 2016.

   At December 31, 2011, the Fund reclassified $652 to decrease distributions in excess of net investment income and $652 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

   The tax character of distributions paid during the years ended December 31, 2011 and December 31, 2010 was as follows:

   -----------------------------------------------------------
                                        2011             2010
   -----------------------------------------------------------
      Distributions paid from:
      Ordinary income                $58,323         $113,597
   -----------------------------------------------------------
        Total                        $58,323         $113,597
   ===========================================================


26     Pioneer Cash Reserves Fund | Annual Report | 12/31/11

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2011:

   --------------------------------------------------
                                               2011
   --------------------------------------------------
      Distributable earnings:
      Capital loss carryforward          $ (186,951)
      Dividends payable                      (5,915)
   --------------------------------------------------
        Total                            $ (192,866)
   ==================================================

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

E. Risks

   At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and industry sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/11     27
   required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average net daily net assets up to $1 billion and 0.35% on assets over $1 billion. For the year ended December 31, 2011, the net management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.40%.

PIM has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice.

Through June 1, 2011, PIM contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.70% and 0.45% of the average daily net assets attributable to Class A and Class Y shares, respectively. Class B, Class C and Class R shares had no expense limitations. Fees waived and expenses reimbursed during the year ended December 31, 2011 are reflected on the Statement of Operations.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $15,280 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2011.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2011, such out-of-pocket expenses by class of shares were as follows:


28     Pioneer Cash Reserves Fund | Annual Report | 12/31/11

-----------------------------------------------
 Shareholder Communications:
-----------------------------------------------
 Class A                              $176,872
 Class B                                 9,180
 Class C                                29,217
 Class R                                20,164
 Class Y                                36,962
-----------------------------------------------
   Total                              $272,395
===============================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $92,680 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at December 31, 2011.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $5,914 in distribution fees payable to PFD at December 31, 2011.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class A, Class R or Class Y shares. Proceeds from the CDSCs are paid to


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/11     29

PFD. For the year ended December 31, 2011, CDSCs in the amount of $66,480 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended December 31, 2011, the Fund's expenses were not reduced under such arrangements.


30     Pioneer Cash Reserves Fund | Annual Report | 12/31/11

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Money Market Trust
and Shareowners of Pioneer Cash Reserves Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Cash Reserves Fund, a series of the Pioneer Money Market Trust (the "Trust"), including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cash Reserves Fund of the Pioneer Money Market Trust at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                  /s/ Ernst & Young LLP


Boston, Massachusetts
February 22, 2012

                    Pioneer Cash Reserves Fund | Annual Report | 12/31/11     31

ADDITIONAL INFORMATION (unaudited)

The percentage of the Fund's ordinary income distributions that was exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income was 85.0%.


32     Pioneer Cash Reserves Fund | Annual Report | 12/31/11

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Cash Reserves Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2011 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2011, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2011 and September 2011. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2011 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 29, 2011, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. In addition, the


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/11     33

Trustees considered PIM's plans to increase resources in its investment management function and other enhancements to PIM's advisory capabilities.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one, three and five year periods ended June 30, 2011. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2011 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate on assets over $1 billion. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2011 was in the second quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that PIM currently was waiving fees and/or reimbursing expenses of the Fund in order to maintain a positive yield.


34     Pioneer Cash Reserves Fund | Annual Report | 12/31/11

The Trustees reviewed gross and net management fees charged by PIM to its institutional and other clients, including publicly offered European funds, U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and to its other clients and considered the differences in management fees and profit margins for PIM's Fund and non-Fund services. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and the other client accounts. The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees considered that PIM has been incurring losses due to fee waivers to address low investment income and to maintain a positive yield for investors.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a Fund-by-Fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/11     35
difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


36     Pioneer Cash Reserves Fund | Annual Report | 12/31/11

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.


Trustees and Officers

The Fund's Trustees and officers are listed on the following pages, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 55 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/11     37

Interested Trustees

--------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (85)*    Chairman of the Board,   Trustee since 1987.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (53)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
Name and Age                Principal Occupation                                               Held by this Trustee
--------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (85)*    Non-Executive Chairman and a director of Pioneer Investment        None
                            Management USA Inc. ("PIM-USA"); Chairman and a director of
                            Pioneer; Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer Alternative
                            Investment Management Limited (Dublin) (until October, 2011);
                            President and a director of Pioneer Alternative Investment
                            Management (Bermuda) Limited and affiliated funds; Deputy
                            Chairman and a director of Pioneer Global Asset Management S.p.A.
                            ("PGAM") (until April 2010); Director of PIOGLOBAL Real Estate
                            Investment Fund (Russia) (until June 2006); Director of Nano-C,
                            Inc. (since 2003); Director of Cole Management Inc. (2004 -
                            2011); Director of Fiduciary Counseling, Inc. (until December
                            2001); President and Director of Pioneer Funds Distributor, Inc.
                            ("PFD") (until May 2006); President of all of the Pioneer Funds;
                            and Of Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
--------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (53)*   Director, CEO and President of PIM-USA (since February 2007);      None
                            Director and President of Pioneer and Pioneer Institutional Asset
                            Management, Inc. (since February 2007); Executive Vice President of all of the Pioneer Funds (since March 2007); Director of PGAM
                            (2007 - 2010); Head of New Europe Division, PGAM (2000 - 2005);
                            and Head of New Markets Division, PGAM (2005 - 2007)
--------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


38    Pioneer Cash Reserves Fund | Annual Report | 12/31/11

Independent Trustees

------------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
------------------------------------------------------------------
David R. Bock (68)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
------------------------------------------------------------------
Mary K. Bush (63)    Trustee          Trustee since 1997.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.



--------------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age         Principal Occupation                                                   Held by this Trustee
--------------------------------------------------------------------------------------------------------------------------
David R. Bock (68)   Managing Partner, Federal City Capital Advisors (corporate             Director of Enterprise
                     advisory services company) (1997 - 2004 and 2008 - present);           Community Investment, Inc.
                     Interim Chief Executive Officer, Oxford Analytica, Inc. (privately     (privately held affordable
                     held research and consulting company) (2010); Executive Vice           housing finance company)
                     President and Chief Financial Officer, I-trax, Inc. (publicly traded   (1985 - 2010); Director of
                     health care services company) (2004 - 2007); and Executive             Oxford Analytica, Inc.
                     Vice President and Chief Financial Officer, Pedestal Inc. (internet-   (2008 - present); Director
                     based mortgage trading company) (2000 - 2002)                          of The Swiss Helvetia Fund,
                                                                                            Inc. (closed-end fund)
                                                                                            (2010 - present); and
                                                                                            Director of New York
                                                                                            Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
                                                                                            (2004 - 2009, 2012 - present)
--------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (63)    Chairman, Bush International, LLC (international financial             Director of Marriott
                     advisory firm) (1991 - present); Senior Managing Director, Brock       International, Inc. (2008 -
                     Capital Group, LLC (strategic business advisors) (2010 -               present); Director of
                     present); Managing Director, Federal Housing Finance Board             Discover Financial Services
                     (oversight of Federal Home Loan Bank system) (1989 - 1991);            (credit card issuer and
                     Vice President and Head of International Finance, Federal              electronic payment services)
                     National Mortgage Association (1988 - 1989); U.S. Alternate            (2007 - present); Former
                     Executive Director, International Monetary Fund (1984 - 1988);         Director of Briggs & Stratton
                     Executive Assistant to Deputy Secretary of the U.S. Treasury, U.S.     Co. (engine manufacturer)
                     Treasury Department (1982 - 1984); and Vice President and              (2004 - 2009); Former
                     Team Leader in Corporate Banking, Bankers Trust Co. (1976 - 1982)      Director of UAL Corporation
                                                                                            (airline holding company)
                                                                                            (2006 - 2010); Director of
                                                                                            ManTech International

                      Pioneer Cash Reserves Fund | Annual Report | 12/31/11
39

-------------------------------------------------------------------------------------------------------------------------------
                           Position Held   Length of Service                                Other Directorships
Name and Age               with the Fund   and Term of Office      Principal Occupation     Held by this Trustee
-------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (continued)                                                                    Corporation (national security,
                                                                                            defense, and intelligence
                                                                                            technology firm) (2006 -
                                                                                            present); Member, Board of
                                                                                            Governors, Investment Company
                                                                                            Institute (2007 - present); Member,
                                                                                            Board of Governors, Independent
                                                                                            Directors Council (2007 - present)
                                                                                            Former Director of Brady
                                                                                            Corporation (2000 - 2007); Former
                                                                                            Director of Mortgage Guaranty
                                                                                            Insurance Corporation (1991 -
                                                                                            2006); Former Director of Millennium
                                                                                            Chemicals, Inc. (commodity
                                                                                            chemicals) (2002 - 2005);
                                                                                            Former Director, R.J. Reynolds
                                                                                            Tobacco Holdings, Inc. (tobacco)
                                                                                            (1999 - 2005); and Former Director
                                                                                            of Texaco, Inc. (1997 - 2001)
-------------------------------------------------------------------------------------------------------------------------------

40    Pioneer Cash Reserves Fund | Annual Report | 12/31/11

-------------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
-------------------------------------------------------------------------
Benjamin M. Friedman (67)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
-------------------------------------------------------------------------
Margaret B.W. Graham (64)   Trustee         Trustee since 1990.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
-------------------------------------------------------------------------
Thomas J. Perna (61)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
-------------------------------------------------------------------------
Marguerite A. Piret (63)    Trustee         Trustee since 1987.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
-------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
Name and Age                Principal Occupation                                               Held by this Trustee
-------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (67)   William Joseph Maier Professor of Political Economy, Harvard       Trustee, Mellon Institutional
                            University (1972 - present)                                        Funds Investment Trust and
                                                                                               Mellon Institutional Funds
                                                                                               Master Portfolio (oversaw
                                                                                               17 portfolios in fund complex)
                                                                                               (1989 - 2008)
-------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (64)   Founding Director, Vice President and Corporate Secretary, The     None
                            Winthrop Group, Inc. (consulting firm) (1982 - present);
                            Desautels Faculty of Management, McGill University (1999 -
                            present); and Manager of Research Operations and Organiza-
                            tional Learning, Xerox PARC, Xerox's Advance Research Center
                            (1990 - 1994)
-------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (61)        Chairman and Chief Executive Officer, Quadriserv, Inc.             Director, Broadridge Financial
                            (technology products for securities lending industry) (2008 -      Solutions, Inc. (investor
                            present); private investor (2004 - 2008); and Senior Executive     communications and securities
                            Vice President, The Bank of New York (financial and securities     processing provider for
                            services) (1986 - 2004)                                            financial services industry)
                                                                                               (2009 - present); and
                                                                                               Director, Quadriserv, Inc.
                                                                                               (2005 - present)
-------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (63)    President and Chief Executive Officer, Newbury, Piret & Company,   Director of New America
                            Inc. (investment banking firm) (1981 - present)                    High Income Fund, Inc.
                                                                                               (closed-end investment
                                                                                               company) (2004 - present);
                                                                                               and member, Board of
                                                                                               Governors, Investment Company
                                                                                               Institute (2000 - 2006)
-------------------------------------------------------------------------------------------------------------------------------

                      Pioneer Cash Reserves Fund | Annual Report | 12/31/11   41

Fund Officers

-------------------------------------------------------------------------
                             Position Held         Length of Service
 Name and Age                with the Fund         and Term of Office
-------------------------------------------------------------------------
Christopher J. Kelley (47)   Secretary             Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------
Carol B. Hannigan (50)       Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------
Thomas Reyes (49)            Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------
Mark E. Bradley (52)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------
Luis I. Presutti (46)        Assistant Treasurer   Since 2000. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------
Gary Sullivan (53)           Assistant Treasurer   Since 2002. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation                                                Held by this Officer
----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (47)   Vice President and Associate General Counsel of Pioneer since       None
                             January 2008 and Secretary of all of the Pioneer Funds since
                             June 2010; Assistant Secretary of all of the Pioneer Funds from
                             September 2003 to May 2010; and Vice President and Senior
                             Counsel of Pioneer from July 2002 to December 2007
----------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (50)       Fund Governance Director of Pioneer since December 2006 and         None
                             Assistant Secretary of all the Pioneer Funds since June 2010;
                             Manager -- Fund Governance of Pioneer from December 2003 to
                             November 2006; and Senior Paralegal of Pioneer from January
                             2000 to November 2003
----------------------------------------------------------------------------------------------------------------------
Thomas Reyes (49)            Counsel of Pioneer since June 2007 and Assistant Secretary of       None
                             all the Pioneer Funds since June 2010; and Vice President and
                             Counsel at State Street Bank from October 2004 to June 2007
----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (52)         Vice President -- Fund Accounting, Administration and               None
                             Controllership Services of Pioneer; Treasurer of all of the
                             Pioneer Funds since March 2008; Deputy Treasurer of Pioneer from March 2004 to February 2008; and Assistant Treasurer of all of the Pioneer Funds from March 2004 to February 2008
----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (46)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (53)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer
                             of all of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------


42    Pioneer Cash Reserves Fund | Annual Report | 12/31/11

-------------------------------------------------------------------------
                        Position Held              Length of Service
Name and Age            with the Fund              and Term of Office
-------------------------------------------------------------------------
David F. Johnson (32)   Assistant Treasurer        Since 2009. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------
Jean M. Bradley (59)    Chief Compliance Officer   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
-------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age            Principal Occupation                                                Held by this Officer
------------------------------------------------------------------------------------------------------------------
David F. Johnson (32)   Fund Administration Manager -- Fund Accounting, Administration      None
                        and Controllership Services since November 2008; Assistant
                        Treasurer of all of the Pioneer Funds since January 2009; and
                        Client Service Manager -- Institutional Investor Services at State
                        Street Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (59)    Chief Compliance Officer of Pioneer and of all the Pioneer Funds    None
                        since March 2010; Director of Adviser and Portfolio Compliance
                        at Pioneer since October 2005; and Senior Compliance Officer for Columbia Management Advisers, Inc. from October 2003 to
                        October 2005
------------------------------------------------------------------------------------------------------------------


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/11    43

                           This page for your notes.


















44     Pioneer Cash Reserves Fund | Annual Report | 12/31/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: us.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $32,986 in 2011 and $32,986 in 2010.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2011 and 2010.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2011 and $8,290 in 2010.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2011 and 2010.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2011 and 2010, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $8,290 in 2011 and $8,290 in 2010.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2012


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date February 29, 2012

* Print the name and title of each signing officer under his or her signature.